Trade Receivables - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Financial Assets [Line Items]
Percentage of concentration of credit risk of trade receivables due from one single customer under a license and collaboration agreement	99.20%	100.00%
License and Collaboration Agreement
Disclosure Of Financial Assets [Line Items]
Trade receivables due from related parties	$ 50.0	$ 75.0
Nanjing Probio Biotech Co., Ltd.
Disclosure Of Financial Assets [Line Items]
Trade receivables due from related parties	$ 0.4
Bottom of Range
Disclosure Of Financial Assets [Line Items]
Credit period of trade receivables	30 days
Top of Range
Disclosure Of Financial Assets [Line Items]
Credit period of trade receivables	75 days